Segmented Information	12 Months Ended
Nov. 30, 2021
Segmented Information
Segmented Information

18. Segmented information

The Company's operations comprise a single reportable segment engaged in the research, development and manufacture of novel and generic controlled-release and targeted-release oral solid dosage drugs. As the operations comprise a single reportable segment, amounts disclosed in the financial statements for revenue, loss for the period, depreciation and total assets also represent segmented amounts. In addition, allof the Company's long-lived assets are in Canada. The Company’s license and commercialization agreement with Par accounts for substantially all of the revenue of the Company.

	November 30,	November 30,	November 30,
	2021	2020	2019
	$	$	$
Revenue
United States	-	1,401,517	3,480,516
	-	1,401,517	3,480,516

Total assets
Canada	2,096,425	3,387,055	3,796,713

Total property and equipment
Canada	994,109	1,770,137	2,273,406

19. Subsequent event

On December 1, 2021, the Company extended its lease for the premises (30 Worcester Road) that it currently operates from, for one year, commencing December 1, 2021, with lease expiring on December 31, 2022 with an option to renew for another year.